Postemployment Benefits Pension Plans - Weighted Average Assumptions Used, Net Pension Cost (Details) - Pension Plans	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate - Service cost	4.60%	3.80%	4.20%
Discount rate - Interest cost	4.10%	3.60%	3.60%
Expected rate of return on plan assets	5.70%	5.50%	5.70%
Rate of compensation increase	4.10%	4.10%	4.10%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate - Service cost	3.30%	3.00%	3.20%
Discount rate - Interest cost	2.60%	2.90%	2.10%
Expected rate of return on plan assets	5.40%	4.50%	4.80%
Rate of compensation increase	3.90%	3.90%	4.00%